Gains or losses on non-current assets held for sale not classified as discontinued operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	€ (6)	€ (24)	€ (20)
Impairment (Note 12)	(72)	(92)	(51)
Other gains and other losses	232	(3)	0
Gains or losses on non-current assets held for sale not classified as discontinued operations	226	(27)	(20)
Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Gain (loss) on sale (Note 12)	66	68	31
Non-current assets held for sale | Caceis (Notes 3 and 12)
Gains Or Losses On Assets Held For Sale [Line Items]
Other gains and other losses	€ 231	€ 0	€ 0